Intangible Assets	12 Months Ended
Dec. 31, 2016
Notes To Financial Statements [Abstract]
Intangible Assets

Intangible assets consist of the following at December 31, 2016 and 2015:

	2016	2015

Patents, at cost	$3,502,135	$3,502,135
Less accumulated amortization	(3,502,135)	(3,195,379)
Net intangible assets	$—	$306,756

Amortization expense was $306,756 and $306,757 for the years ended December 31, 2016 and 2015, respectively. The amortization policies followed by the Company are described in Note 2.